SHARE-BASED PAYMENT PLANS	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENT PLANS
SHARE-BASED PAYMENT PLANS

29)  SHARE-BASED PAYMENT PLANS

a)    Accounting policy

The Company and subsidiaries measure the cost of transactions settled with shares issued by the parent company (Telefónica), to its officers and employees.

The Company and its subsidiaries measure the cost of transactions settled with employees and officers based on shares issued by the parent company (Telefónica), by reference to the fair value of the shares on the date at which they are granted, using the binomial valuation model. This fair value is charged to the statement of income over the period until the vesting date.

The Company and its subsidiaries reimburse Telefónica for the fair value of the benefit delivered on the grant date to the officers and employees.

b)    Information on share-based payment plans

Telefónica as the Company´s parent has different share-based payment plans which are also offered to management and employees of its subsidiaries, including the Company and its subsidiaries.

The granting of shares is conditional upon: (i) maintenance of an active employment relationship within the Telefónica Group on the cycle consolidation date; and (ii) achievement, by Telefónica, of results representing fulfillment of the objectives established for the plan.

The level of success is based on a comparison of growth in Telefónica shareholder earnings, including their quotations and dividends (Total Shareholder Return - “TSR”), compared with the growth in TSR for companies of the Group in an established basis of comparison and the Telefónica Group's FCF.

On December 31, 2019, the value of Telefónica’ share price was Eur 6.2270.

Company and  subsidiaries share-based compensation plans expenses described above, where applicable, are recorded as personnel expenses, divided into the groups cost of services, selling expenses and general and administrative expenses (Note 25), corresponding to R$10,833 and R$10,433 for the years ended December 31, 2019 and 2018.

The main plans in effect on December 31, 2019 are detailed below:

b.1) Talent for the Future Share Plan (“TFSP”), for its Senior Managers, Managers and Experts at a global level

Telefónica's Annual Shareholders' Meeting, held on June 8, 2018, approved a long-term program with the objective of rewarding the commitment, outstanding performance and high potential of its executives at a global level with the attribution of shares of Telefónica.

Participants do not have to pay for their assigned initial actions. The total planned duration of the plan is three years. The cycles are independent of each other. The number of shares is announced at the beginning of the cycle and after the three years period from the grant date, the shares will be transferred to the participants if the goal is achieved.

The 2018-2020 cycle (January 1, 2018 to December 31, 2020): includes 158 active executives the potential rights to receive 113,250 shares of Telefónica.

The 2019-2021 cycle (January 1, 2019 to December 31, 2021): includes 158 active executives the potential rights to receive 128,750 shares of Telefónica.

b.2) Perform Share Plan (“PSP”), for its Vice-Presidents and Directors at the global level

Telefónica's Annual Shareholders' Meeting, held on June 8, 2018, approved a long-term program with the objective of rewarding the commitment, outstanding performance and high potential of its Directors at the global level with the attribution of shares of Telefónica.

Participants do not have to pay for their assigned shares. The total planned duration of the plan is three years. The cycles are independent of each other. The number of shares is announced at the beginning of the cycle and after the three years period from the grant date, the shares will be transferred to the participants if the target is reached.

The 2018-2020 cycle (January 1, 2018 to December 31, 2020): includes 102 active executives (including 3 executives appointed under the Company's by-laws), with the potential right to receive 728,256 shares of Telefónica.

The 2019-2021 cycle (January 1, 2019 to December 31, 2021): includes 102 active executives (including 3 executives appointed under the Company's by-laws), with the potential right to receive 997,477 shares of Telefónica.

b.3) Global Employee Share Plan (“GESP”)

Employees enrolled in the plan acquired Telefónica shares through monthly contributions of €25 to €150 (or the equivalent in local currency) up to €1,800 over 12 months (acquisition period).

The 12 months following the purchase period are the retention period for the purchased shares. At the end of the 2nd year, reward shares will be delivered, that is, for every two shares purchased by the employee, a free share will be granted

The cycle of this plan is effective from July 1, 2019 to June 31, 2021.

The delivery of shares will take place after the vesting period of the plan, after July 31, 2021, and is subject to: (i) remaining in the company during the two years of the program (vesting period), subject to certain special conditions in relation to casualties; and (ii) the exact number of shares to be delivered at the end of the vesting period depends on the number of shares acquired and held by employees. Thus, employees enrolled in the plan, and who remain in the Telefónica Group, who have maintained the acquired shares for an additional period of another twelve months after the end of the purchase period, will be entitled to receive one free share for every two shares they have acquired and maintained until the end of the vesting period.